Consolidated Statements of Stockholders' Equity (FY) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 0	$ 164,107	$ 1,246	$ (153,182)	$ 12,171
Balance (in shares) at Dec. 31, 2015	30,574
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(15,792)	(15,792)
Foreign currency translation adjustment	0	0	(11)	0	(11)
Stock based compensation, net	$ 0	949	0	0	949
Stock based compensation, net (in shares)	472
Issuance of preferred stock, net	$ 0	4,440	0	0	4,440
Issuance of common stock for acquisition	$ 0	0	0	0	0
Issuance of common stock for acquisition (in shares)	1,667
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	6,149
Balance at Dec. 31, 2016	$ 0	169,496	1,235	(168,974)	1,757
Balance (in shares) at Dec. 31, 2016	38,862
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(13,382)	(13,382)
Foreign currency translation adjustment	0	0	(8)	0	(8)
Stock based compensation, net	$ 0	499	0	0	499
Stock based compensation, net (in shares)	375
Issuance of common stock, net	$ 0	5,399	0	0	5,399
Issuance of common stock, net (in shares)	194,794
Issuance of preferred stock, net	$ 0	21,973	0	0	21,973
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	3,564,898
Balance at Dec. 31, 2017	$ 0	$ 197,367	$ 1,227	$ (182,356)	16,238
Balance (in shares) at Dec. 31, 2017	3,798,929
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(12,776)
Foreign currency translation adjustment					(2)
Balance at Sep. 30, 2018					$ 9,653